Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting	— Segment Reporting
During the years ended December 31, 2020, 2019 and 2018, the Company operated in three reportable business segments for management and internal financial reporting purposes: MOBs, triple-net leased healthcare facilities, and SHOPs.
The Company evaluates performance and makes resource allocations based on its three business segments. The medical office building segment primarily consists of MOBs leased to healthcare-related tenants under long-term leases, which may require such tenants to pay a pro rata share of property-related expenses. The triple-net leased healthcare facilities segment primarily consists of investments in seniors housing properties, hospitals, inpatient rehabilitation facilities and skilled nursing facilities under long-term leases, under which tenants are generally responsible to directly pay property-related expenses. The SHOP segment consists of direct investments in seniors housing properties, primarily providing assisted living, independent living and memory care services, which are operated through engaging independent third-party operators.
Some of the Company’s properties move between its operating segments, for example if they are converted from being triple-net leased to third parties in the triple-net leased healthcare facilities segment to being leased to the TRS and operated and managed on the Company’s behalf by a third-party operator in the SHOP segment. When transfers between segments occur, the Company reclassifies the operating results of the transferred properties to their current segment for both the current and all historical periods in order to present a consistent group of property results. See Note 3 — Real Estate Investments, Net - “Impairments” and “Held for Use Assets” to our consolidated financial statements included in this Annual Report on Form 10-K for additional information.
Over the last three years, the Company has had properties transfer between operating segments. Upon such transfers the Company retroactively restates the historical operating results for the segment for all periods presented in that filing and, thereafter, the Company will restate other later prior periods when they are subsequently reported in later filings for comparative purposes. As a result, the Company provides transition disclosure adjustments only for properties that have transitioned since the prior numbers were previously reported.
In 2018, the Company had also transitioned (i.e. this asset was operating as a SHOP asset and was not leased to a third party) a property located in Lutz, Florida from its triple-net leased healthcare facilities segment to its SHOP segment. The results of this property had previously been reclassified in the Same Store operating results in 2018 and 2019, and following its disposal in December 2020, it has been again reclassified from Same Store results to Disposals.
As described in more detail below, the Company transitioned one property located in Wellington, Florida and the four LaSalle Properties on April 1, 2019 and July 1, 2020, respectively, from its triple-net leased healthcare facilities segment to its SHOP segment (collectively, the “Transition Properties”). See Note 3 — Real Estate Investments for further information about this property and the transition. The results of operations from the Transition Properties are presented within the SHOP segment for the years ended December 31, 2020, 2019 and 2018, respectively.
The previously reported same store results had already been retroactively adjusted to reflect the movement of the results Transition Property located in Wellington, Florida and the property located in Lutz, Florida and require no further adjustments thereto.
On July 1, 2020, the Company transitioned the LaSalle Properties from the triple-net leased healthcare facilities segment to the SHOP segment, and the LaSalle Properties are now leased to the Company’s TRS and operated and managed on the Company’s behalf by a third-party operator. This segment has been applied retrospectively to historical periods starting with the quarter ended September 30, 2020.
Net Operating Income
The Company evaluates the performance of the combined properties in each segment based on net operating income (“NOI”). NOI is defined as total revenues from tenants, less property operating and maintenance expense. NOI excludes all other items of expense and income included in the financial statements in calculating net income (loss). The Company uses NOI to assess and compare property level performance and to make decisions concerning the operation of the properties. The Company believes that NOI is useful as a performance measure because, when compared across periods, NOI reflects the impact on operations from trends in occupancy rates, rental rates, operating expenses and acquisition activity on an unleveraged basis, providing perspective not immediately apparent from net income (loss).
NOI excludes certain components from net income (loss) in order to provide results that are more closely related to a property’s results of operations. For example, interest expense is not necessarily linked to the operating performance of a real estate asset and is often incurred at the corporate level. In addition, depreciation and amortization, because of historical cost accounting and useful life estimates, may distort operating performance at the property level. NOI presented by the Company may not be comparable to NOI reported by other REITs that define NOI differently. The Company believes that in order to facilitate a clear understanding of the Company’s operating results, NOI should be examined in conjunction with net income (loss) as presented in the Company’s consolidated financial statements. NOI should not be considered as an alternative to net income (loss) as an indication of the Company’s performance or to cash flows as a measure of the Company’s liquidity or ability to pay distributions.
The following tables reconcile the segment activity, adjusted for the Transition Properties, to consolidated net loss for the years ended December 31, 2020 2019 and 2018:

	Year Ended December 31, 2020
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$104,213	$15,611	$261,788	$381,612
Property operating and maintenance	30,851	1,961	210,736	243,548
NOI	$73,362	$13,650	$51,052	138,064
Impairment charges				(36,446)
Operating fees to related parties				(23,922)
Acquisition and transaction related				(173)
General and administrative				(21,572)
Depreciation and amortization				(81,053)
Gain on sale of real estate investments				5,230
Interest expense				(51,519)
Interest and other income				44
Loss on non designated derivatives				(102)
Income tax expense				(4,061)
Net income attributable to non-controlling interests				(303)
Allocation for preferred stock				(2,968)
Net loss attributable to common stockholders				$(78,781)

	Year Ended December 31, 2019
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$100,379	$14,564	$259,971	$374,914
Property operating and maintenance	31,813	2,310	200,062	234,185
NOI	68,566	12,254	59,909	140,729
Impairment charges				(55,969)
Operating fees to related parties				(23,414)
Acquisition and transaction related				(362)
General and administrative				(20,530)
Depreciation and amortization				(81,032)
Interest expense				(56,059)
Interest and other income				7
Gain on sale of real estate investments				8,790
Loss on sale of non-designated derivatives				(68)
Income tax expense				(399)
Net loss attributable to non-controlling interests				393
Allocation for preferred stock				(173)
Net loss attributable to stockholders				$(88,087)
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(1) The results of operations from the Transition Properties are presented within the SHOP segment for the years ended December 31, 2020 and 2019, respectively.

	Year Ended December 31, 2018
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$99,103	$14,970	$248,333	$362,406
Property operating and maintenance	30,295	1,424	189,278	220,997
NOI	68,808	13,546	59,055	141,409
Impairment charges				(20,655)
Operating fees to related parties				(23,071)
Acquisition and transaction related				(302)
General and administrative				(17,275)
Depreciation and amortization				(83,212)
Gain on sale of real estate investment				(70)
Interest expense				(49,471)
Interest and other income				23
Loss on non-designated derivatives				(157)
Income tax expense				(197)
Net loss attributable to non-controlling interests				216
Net loss attributable to common stockholders				$(52,762)
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(1) The results of operations from the Transition Properties are presented within the SHOP segment for the year ended December 31, 2018.
The following table reconciles the segment activity to consolidated total assets as of the periods presented:

	December 31,
(In thousands)	2020	2019
ASSETS
Investments in real estate, net:
Medical office buildings	$883,471	$891,477
Triple-net leased healthcare facilities (1)	238,427	256,661
Seniors housing — operating properties (1)	987,050	905,453
Total investments in real estate, net	2,108,948	2,053,591
Cash and cash equivalents	72,357	95,691
Restricted cash	17,989	15,908
Assets held for sale	90	70,839
Derivative assets, at fair value	13	392
Straight-line rent receivable, net	23,322	21,182
Operating lease right-of-use asset	13,912	14,351
Prepaid expenses and other assets	34,932	39,707
Deferred costs, net	15,332	13,642
Total assets	$2,286,895	$2,325,303
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(1) The Transition Properties are presented within the SHOP segment as of December 31, 2020 and 2019.
The following table reconciles capital expenditures by reportable business segments, excluding corporate non-real estate expenditures, for the periods presented:

	Year Ended December 31,
(In thousands)	2020	2019	2018
Medical office buildings	$4,585	$5,309	$7,582
Triple-net leased healthcare facilities (1)	3,976	396	1,152
Seniors housing — operating properties (1)	12,833	11,014	4,176
Total capital expenditures	$21,394	$16,719	$12,910
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(1) The Transition Properties are presented within the SHOP segment as of December 31, 2020, 2019 and 2018.